Fair Value of Financial Instruments - Financial Assets and Liabilities at Fair Value On a Recurring Basis (Q3) (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability
Contingent consideration	$ 673	$ 2,911	$ 1,811
Level 1
Liability
Contingent consideration	0	0	0
Level 2
Liability
Contingent consideration	0	0	0
Level 3
Liability
Contingent consideration	673	2,911	$ 1,811
Money market funds
Asset
Money market funds	32,434	15,802
Money market funds | Level 1
Asset
Money market funds	32,434	15,802
Money market funds | Level 2
Asset
Money market funds	0	0
Money market funds | Level 3
Asset
Money market funds	$ 0	$ 0